Business Combination	12 Months Ended
Mar. 31, 2023
Business Combinations [Abstract]
Business Combination

NOTE 19: — BUSINESS COMBINATION

Alchemee Acquisition

On February 28, 2022, the Company acquired 100% ownership of The Proactiv Company Holdings, Inc., Proactive YK and Alchemee Skincare Corporation (f/k/a The Proactiv Company Corporation), including their respective subsidiaries, and certain other assets (“Alchemee”), pursuant to a Share and Asset Purchase Agreement. Taro paid an all-cash purchase price for Alchemee of approximately $95 million, which also included acquired cash and excess working capital at close. As a result of the purchase, the Company acquired Proactiv®, an over-the-counter dermatology brand. The acquisition of Alchemee is intended to build on the Company’s existing consumer health business and is expected to strengthen the leadership position in dermatology by providing consumer health coverage through the Proactiv® product line.

Acquisition-related expenses consist of transaction costs which represent external costs directly related to the acquisition of Alchemee and primarily include expenditures for professional fees such as legal, accounting and other directly related incremental costs incurred to close the acquisition by both the Company and Alchemee. The Company incurred transaction costs of approximately $1 million in connection with the transaction.

The acquisition of Alchemee has been accounted for as a business combination and is included in the Company’s consolidated financial statements commencing February 28, 2022. The Company retained the services of third-party valuation specialists in determining the fair value of certain tangible and intangible assets, under the supervision of management. The Company believes that such allocations provide a reasonable basis for estimating the fair values of assets acquired and liabilities assumed.

The allocation of purchase price was recorded to the tangible and intangible assets acquired and liabilities assumed based on their fair values as of the acquisition date and adjusted certain items as noted below. The final purchase price allocation was as follows:

	Preliminary Purchase Price Allocation	Adjustments	Final Purchase Price Allocation
	Dollars in millions	Dollars in millions	Dollars in millions
Cash and cash equivalents	$8	$—	$8
Accounts receivable and other:
Trade, net	28	(15)	13
Other receivables and prepaid expenses	4	(4)	—
Inventories	19	—	19
Property, plant and equipment, net	9	—	9
Intangible assets	44	20	64
Deferred tax assets	6	(6)	—
Right-of-use asset	3	—	3
Goodwill	10	—	10
Total assets acquired	131	(5)	126
Accounts payable:
Trade payables	21	(4)	17
Other current liabilities	6	4	10
Right-of-use liability	4	—	4
Total liabilities assumed	31	—	31
Total consideration transferred	$100	$(5)	$95

In connection with this acquisition, the Company recorded goodwill of $10 million based on the amount by which the purchase price exceeded the preliminary estimate of the fair value of the net assets acquired. The primary items that generate goodwill include the value of the synergies between the acquired company and the Company and the acquired assembled workforce, none of which qualifies for recognition as an intangible asset. The goodwill recognized upon acquisition is expected to be deductible for U.S. federal income tax purposes.

The Company engaged a third-party valuation specialist to aid in the analysis of the fair value of the acquired intangibles. All estimates, key assumptions, and forecasts were either provided by or reviewed by the Company. While the Company chose to utilize a third-party valuation specialist for assistance, the fair value analysis and related valuations reflect the conclusions of management and not those of any third party.

Intangible assets (i.e. Brand) were estimated using a Multi-period Excess Earnings Method (“MEEM”). Under this method, an intangible asset’s fair value is equal to net earnings attributable to the brand being measured. This is based on present value of the incremental after-tax cash flows (excess earnings) attributable solely to the brand over its remaining useful life. An income and expenses forecast were built based upon revenue and expense estimates.

The estimated useful lives and fair values of the identifiable intangible assets at acquisition date were as follows:

	Weighted-Average Useful Life - Years	Estimated Fair Values
		Dollars in millions
Brand	15	$60.8
Non-Compete	3	3.0
		$63.8

Pro forma Impact of Business Combination

The unaudited pro forma financial results have been prepared using the acquisition method of accounting for FY2022 and are based on the historical financial information of the Company and Alchemee. The unaudited pro forma condensed financial information does not reflect any operating efficiencies and expected realization of cost savings or synergies associated with the acquisition. The unaudited pro forma information presented below is for informational purposes only and do not purport to be indicative of the consolidated results of operations had the acquisitions actually occurred at the beginning of applicable comparable prior reporting period or of the results of future operations of the consolidated business. Since the Company's financial results for the year ended March 31, 2022, reflect only one month of Alchemee's actual results, the impact is immaterial. The following table summarizes certain of our supplemental pro forma financial information for the years ended March 31, 2022 and 2021 as if the acquisition of Alchemee had occurred as of April 1, 2020.

	Years ended March 31,
	2022	2021
	Unaudited	Unaudited
Revenues	$736,875	$738,211
Net income (loss)	41,118	(398,799)

The pro forma financial information for all periods presented above has been calculated after adjusting the results of Alchemee to reflect the business combination accounting effects resulting from this acquisition.